CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 2,037,447	€ 965,680
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(5,368)	(4,554)
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,338,800	487,336
U.S. Dollar | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	2,826
Derivative financial liabilities		(1,324)
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount	175,247	138,609
Pound Sterling | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		613
Derivative financial liabilities	(4,639)
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Notional amount	272,183	113,596
Japanese Yen | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	923
Derivative financial liabilities		(2,901)
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional amount	87,632	64,229
Swiss Franc | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,716)	(1,182)
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount	57,094	45,434
Chinese Yuan | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	55
Derivative financial liabilities		(82)
Other
Disclosure of detailed information about financial instruments [line items]
Notional amount	106,491	116,476
Other | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		€ 322
Derivative financial liabilities	€ (2,817)